Revenues (By Significant Types of Films) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Stamping and Transfer Film [Member] USD ($)	Dec. 31, 2013 Stamping and Transfer Film [Member] CNY	Dec. 31, 2012 Stamping and Transfer Film [Member] CNY	Dec. 31, 2011 Stamping and Transfer Film [Member] CNY	Dec. 31, 2013 Printing Film [Member] USD ($)	Dec. 31, 2013 Printing Film [Member] CNY	Dec. 31, 2012 Printing Film [Member] CNY	Dec. 31, 2011 Printing Film [Member] CNY	Dec. 31, 2013 Metallization Film [Member] USD ($)	Dec. 31, 2013 Metallization Film [Member] CNY	Dec. 31, 2012 Metallization Film [Member] CNY	Dec. 31, 2011 Metallization Film [Member] CNY	Dec. 31, 2013 Specialty Film [Member] USD ($)	Dec. 31, 2013 Specialty Film [Member] CNY	Dec. 31, 2012 Specialty Film [Member] CNY	Dec. 31, 2011 Specialty Film [Member] CNY	Dec. 31, 2013 Base Film For Other Applications [Member] USD ($)	Dec. 31, 2013 Base Film For Other Applications [Member] CNY	Dec. 31, 2012 Base Film For Other Applications [Member] CNY	Dec. 31, 2011 Base Film For Other Applications [Member] CNY
Revenue from External Customer [Line Items]
Revenues From External Customer	$ 50,374	304,950	372,866	537,645	$ 23,508	142,309	202,029	293,768	$ 4,601	27,852	42,449	55,218	$ 2,922	17,686	18,886	28,205	$ 14,764	89,382	92,536	140,491	$ 4,579	27,721	16,966	19,963
Percent of Total	100.00%	100.00%	100.00%	100.00%	46.70%	46.70%	54.20%	54.60%	9.10%	9.10%	11.40%	10.30%	5.80%	5.80%	5.10%	5.30%	29.30%	29.30%	24.80%	26.10%	9.10%	9.10%	4.50%	3.70%